SUPPLEMENT DATED SEPTEMBER 21, 2012 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Coal ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf..

Effective immediately, the shares of the Fund are no longer offered through this Prospectus and all references to the Fund are hereby deleted from this Prospectus.

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 21, 2012 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Coal ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

Effective immediately, the shares of the Fund are no longer offered through this Statement of Additional Information and all references to the Fund are hereby deleted from this Statement of Additional Information.

Please retain this supplement for future reference.